Condensed Consolidated Balance Sheet (Unaudited) (Parentheticals) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred Stock, par value	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	5,000,000	5,000,000
Preferred Stock, shares issued	494,840	0
Preferred Stock, shares outstanding	494,840	0
Common Stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares authorized	70,000,000	10,000,000	3,000,000
Common Stock, shares issued	441,914	381,484	381,555
Common Stock, shares outstanding	441,914	381,484	381,555
Related Party
Convertible Notes at fair value-Current	$ 8,783,749	$ 17,220,203	$ 0
Convertible Notes (Whiskey Notes)	5,346,807	390,607	0
Warrant Liabilities (2022 and 2023 Convertible Notes)	367,401	340,918	187,181
Warrant Liabilities (Whiskey Notes)	$ 6,346	406,774	0
Convertible Notes Payable (2022 and 2023 Convertible Notes)		$ 0	$ 3,476,057